Operating Leases	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Operating Leases

19. Operating Leases

The Company leases buildings and machinery and equipment under various lease agreements expiring on dates through 2047. Rental expense recorded for operating leases for the years ended December 31, 2014, 2013 and 2012 was $729,387, $670,963 and $617,195, respectively. For information regarding intercompany operating leases, see Note 3 a).

Future minimum rental payments under non-cancelable operating leases for the five years succeeding December 31, 2014 and thereafter are:

2015	$661,366
2016	583,491
2017	477,370
2018	396,689
2019	329,722
Thereafter	1,130,293
3,578,931